4. LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Residential-Real Estate Construction	$ 9,478	$ 10,604
Residential-Real Estate	413,500	356,950
Total	422,978	367,554
Pass
Residential-Real Estate Construction	9,478	10,604
Residential-Real Estate	408,611	353,447
Total	418,089	364,051
SpecialMentionCreditworthinessMember
Residential-Real Estate Construction	0	0
Residential-Real Estate	328	183
Total	328	183
SubstandardCreditworthinessMember
Residential-Real Estate Construction	0	0
Residential-Real Estate	4,561	3,320
Total	4,561	3,320
LossCreditworthinessMember
Residential-Real Estate Construction	0	0
Residential-Real Estate	0	0
Total	$ 0	$ 0